UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                --------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Jerrold N. Fine              Westport, CT             8/14/06
       ------------------------   ------------------------------  ----------
              [Signature]                [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:             $241,998
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number           Name

     1.     28-1839                        ROBERT JAFFEE, GENERAL PARTNER
     2.     28-02944                       DEBORAH ZISKIN, GENERAL PARTNER
     3.     28-7626                        MARGARET EPPRECHT, GENERAL PARTNER
     4.     28-11508                       JEFFREY CHAFFKIN, GENERAL PARTNER



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CHAODA MODERN AGRI                     COM        0682.HK     8,014 12,840,000  SH       SOLE            12,840,000
ABBOTT LABS                            COM        002824100   6,542    150,000  SH       SOLE               150,000
AMGEN INC                              COM        031162100  10,203    156,410  SH       SOLE               156,410
ARROW ELECTRS INC                      COM        042735100   1,610     50,000  SH       SOLE                50,000
AVNET INC                              COM        053807103   3,003    150,000  SH       SOLE               150,000
FRANKLIN RES INC                       COM        354613101   6,051     69,700  SH       SOLE                69,700
CADBURY SCHWEPPES PLC                  ADR        127209302   7,212    185,782  SH       SOLE               185,782
CYTEC INDS INC                         COM        232820100  12,648    235,713  SH       SOLE               235,713
DRESSER-RAND GROUP INC                 COM        261608103   4,344    185,000  SH       SOLE               185,000
ENDURANCE SPECIALTY HLDGS LT           SHS        G30397106   5,271    164,704  SH       SOLE               164,704
FEDERATED DEPT STORES INC DE           COM        31410H101   7,320    200,000  SH       SOLE               200,000
GENERAL ELEC CO                        COM        369604103  24,904    755,577  SH       SOLE               755,577
GENESIS ENERGY L P                UNIT LTD PARTN  371927104   2,886    206,459  SH       SOLE               206,459
HALLIBURTON CO                         COM        406216101  23,698    319,338  SH       SOLE               319,338
HEWETT ASSOC INC                       COM        42822Q100   6,767    301,015  SH       SOLE               301,015
KOHL'S CORP                            COM        500255104   5,912    100,000  SH       SOLE               100,000
MURPHY OIL CORP                        COM        626717102  14,126    252,876  SH       SOLE               252,876
OMNICARE INC                           COM        681904108   4,742    100,000  SH       SOLE               100,000
PIKE ELEC CORP                         COM        721283109   6,369    330,678  SH       SOLE               330,678
RELIANT ENERGY INC                     COM        75952B105   6,889    575,000  SH       SOLE               575,000
SYMBOL TECHNOLOGIES                    COM        871508107   5,781    535,799  SH       SOLE               535,799
SALIX PHARMACEUTICALS INC              COM        795435106   2,460    200,000  SH       SOLE               200,000
SENOMYX INC                            COM        81724Q107   1,299     90,000  SH       SOLE                90,000
CONSTELLATION BRANDS INC               CL A       21036P108   1,250     50,000  SH       SOLE                50,000
SOUTHERN UN CO NEW                     COM        844030106  13,492    498,580  SH       SOLE               498,580
URBAN OUTFITTERS INC                   COM        917047102   1,749    100,000  SH       SOLE               100,000
WADDELL & REED FINL INC                CLA        930059100   6,304    306,612  SH       SOLE               306,612
WELLPOINT INC                          COM        94973V107   5,458     75,000  SH       SOLE                75,000
WAL MART STORES INC                    COM        931142103   9,634    200,000  SH       SOLE               200,000
XEROX CORP                             COM        984121103  17,552  1,261,838  SH       SOLE             1,261,838
ZIMMER HLDGS INC                       COM        98956P102   8,508    150,000  SH       SOLE               150,000

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